February 1, 1996
                        THE DREYFUS/LAUREL FUNDS, INC. --
                 DREYFUS INSTITUTIONAL S&P 500 STOCK INDEX FUND
                           SUPPLEMENT TO PROSPECTUS
                              DATED MARCH 1, 1995
        THE FOLLOWING INFORMATION SUPERSEDES AND REPLACES THE INFORMATION IN THE THIRD PARAGRAPH CONTAINED IN THE SECTION IN THE FUND'S PROSPECTUS ENTITLED "DESCRIPTION OF THE FUND -- MANAGEMENT POLICIES."
        As the Fund's assets increase, the Fund expects to invest in all 500 stocks in the S&P 500 Index in proportion to their weighing in the Index, including Mellon Bank Corporation stock. To the extent that the size of the Fund does not permit it to invest in all 500 stocks in the Index, the Fund will purchase a representative sample of stock from each industry sector included in the Index in proportion to that industry's weighing in the Index.
        THE FOLLOWING INFORMATION SUPPLEMENTS OR REPLACES THE INFORMATION CONTAINED IN THE SECTIONS OF THE FUND'S PROSPECTUS ENTITLED "MANAGEMENT OF THE FUND," "HOW TO BUY FUND SHARES," "SHAREHOLDER SERVICES," AND "HOW TO REDEEM FUND SHARES":
        Dreyfus Transfer, Inc., a wholly-owned subsidiary of The Dreyfus Corporation, is located at One American Express Plaza, Providence, Rhode Island 02903, and serves as the Fund's Transfer and Dividend Disbursing Agent (the "Transfer Agent").
        Effective January 1, 1996, the telephone number for the following transactions is 1-800-645-6561 or, if you are calling from overseas, 516-794-5452:
        *      Dreyfus TELETRANSFER Privilege
        *      Telephone Exchange Privilege
        *      Wire Redemption Privilege
        *      Telephone Redemption Privilege
        THE FOLLOWING INFORMATION SUPPLEMENTS AND SUPERSEDES ANY CONTRARY INFORMATION CONTAINED IN THE FUND'S PROSPECTUS AND SPECIFICALLY IN THE SECTION ENTITLED "DISTRIBUTION PLAN (INVESTOR SHARES ONLY)".
        Effective August 2, 1995, the Distribution Plan adopted pursuant to Rule 12b-1 under the Investment Company Act of 1940 applicable to the Fund's Investor Shares was terminated.
        THE FOLLOWING INFORMATION SUPPLEMENTS, SHOULD BE READ IN CONJUNCTION WITH, AND SUPERSEDES ANY CONTRARY INFORMATION CONTAINED IN THE FUND'S PROSPECTUS.
        Effective September 15, 1995, the Fund's name changed from Dreyfus S&P 500 Stock Index Fund to Dreyfus Institutional S&P 500 Stock Index Fund.
        THE FOLLOWING INFORMATION SUPPLEMENTS AND SUPERSEDES ANY CONTRARY INFORMATION CONTAINED IN THE FUND'S PROSPECTUS AND SPECIFICALLY IN THE SECTION ENTITLED "MANAGEMENT OF THE FUND."
        Effective September 15, 1995, the Investment Management Agreement between The Dreyfus/Laurel Funds, Inc., on behalf of the Fund, and The Dreyfus Corporation ("Dreyfus") was amended to reflect a reduction in the annual management fee payable by the Fund to Dreyfus from .40 of 1% to .20 of 1% of the Fund's average daily net assets.
                         (CONTINUED ON REVERSE SIDE)
        THE FOLLOWING INFORMATION SUPPLEMENTS AND SUPERSEDES ANY CONTRARY INFORMATION CONTAINED IN THE FUND'S PROSPECTUS AND SPECIFICALLY IN THE SECTIONS ENTITLED "DESCRIPTION OF THE FUND -- GENERAL" AND "HOW TO BUY FUND SHARES -- GENERAL".
        Effective September 15, 1995, the Fund's "Investor" and "Class R" designations were eliminated and the Fund is a single class fund without any separate class designation. Fund shares can be purchased through the Fund's Distributor or banks, securities brokers or dealers and other financial institutions.
        THE FOLLOWING INFORMATION SUPERSEDES AND REPLACES THE INFORMATION IN THE FIRST TWO SENTENCES OF THE EIGHTH PARAGRAPH CONTAINED IN THE SECTION IN THE FUND'S PROSPECTUS ENTITLED "HOW TO BUY FUND SHARES -- GENERAL" AND TOGETHER WITH THE INFORMATION CONTAINED IN THE NINTH PARAGRAPH REPRESENTS NEW INSTRUCTIONS FOR INVESTMENTS BY WIRE:
        Wire payments may be made if your bank account is in a commercial bank that is a member of the Federal Reserve System or any other bank having a correspondent bank in New York City. Immediately available funds may be transmitted by wire to Boston Safe Deposit & Trust Co., DDA#044288 Dreyfus Institutional S&P 500 Stock Index Fund, for purchase of Fund shares in your name.
        THE FOLLOWING INFORMATION SUPERSEDES AND REPLACES THE INFORMATION IN THE TENTH PARAGRAPH CONTAINED IN THE SECTION IN THE FUND'S PROSPECTUS ENTITLED "HOW TO BUY FUND SHARES -- GENERAL" AND REPRESENTS NEW INSTRUCTIONS FOR INVESTMENTS BY ELECTRONIC TRANSFER OF FUNDS:
        Subsequent investments also may be made by electronic transfer of funds from an account maintained in a bank or other domestic financial institution that is an Automated Clearing House ("ACH") member. You must direct the institution to transmit immediately available funds through the ACH System to Boston Safe Deposit &Trust Co. with instructions to credit your Fund account. The instructions must specify your Fund account registration and Fund account number PRECEDED BY THE DIGITS "4110".
        THE FOLLOWING INFORMATION SUPERSEDES AND REPLACES THE INFORMATION IN THE FIFTH PARAGRAPH CONTAINED IN THE SECTION IN THE FUND'S PROSPECTUS ENTITLED "HOW TO BUY FUND SHARES -- GENERAL".
        The minimum initial investment is $100,000. Subsequent investments must be at least $1,000 (or at least $100 in the case of persons who have held fund shares since September 14, 1995, except that there is no minimum on subsequent purchases for holders of Fund shares in a Dreyfus-sponsored Keogh Plan, IRA, SEP-IRA or 403(b)(7) Plan (with only one participant) account since September 14, 1995. The initial investment must be accompanied by the Fund's account application. TheFund reserves the right to offer Fund shares without regard to minimum purchase requirements to employees participating in certain qualified or non-qualified employee benefit plans or other programs where contributions or account information can be transmitted in a manner and form acceptable to the Fund. The Fund reserves the right to vary further the initial and subsequent investment minimum requirements at any time.
                         (CONTINUED ON REVERSE SIDE)
        THE FOLLOWING INFORMATION SUPERSEDES AND REPLACES THE FOURTH PARAGRAPH IN THE SECTION IN THE FUND'S PROSPECTUS ENTITLED "HOW TO REDEEM FUND SHARES -- GENERAL".
        The Fund reserves the right to redeem a shareholder's account at its option upon not less than 45 days' written notice if the net asset value of such account is $10,000 or less ($500 or less in the case of Fund shareholders since September 14, 1995) and remains at or below such amount during the notice period.
        THE FOLLOWING INFORMATION SUPERSEDES AND REPLACES THE FIRST SENTENCE IN THE FIRST PARAGRAPH CONTAINED IN THE SECTION IN THE FUND'S PROSPECTUS ENTITLED "SHAREHOLDER SERVICES -- FUND EXCHANGES".
        You may purchase, in exchange for shares of the Fund, (a) shares (however the same may be named) of other funds managed or administered by Dreyfus which you would otherwise be eligible to purchase; (b) shares of funds managed or administered by Dreyfus which do not have separate share classes; and (c) shares of other funds specified from time to time, to the extent such shares are offered for sale in your state of residence.
        THE FOLLOWING INFORMATION SUPERSEDES AND REPLACES THE FIRST SENTENCE IN THE FIRST PARAGRAPH CONTAINED IN THE SECTION IN THE FUND'S PROSPECTUS ENTITLED "SHAREHOLDER SERVICES -- DREYFUS AUTO-EXCHANGE PRIVILEGE".
        Dreyfus Auto-Exchange Privilege enables you to invest regularly (on a semi-monthly, monthly, quarterly or annual basis), in exchange for shares of the Fund, in (a) shares (however the same may be named) of certain other funds in TheDreyfus Family of Funds; and (b) shares of other funds specified from time to time, of which you are currently a shareholder.
        THE FOLLOWING INFORMATION SUPERSEDES AND REPLACES THE FIRST SENTENCE IN THE FIRST PARAGRAPH CONTAINED IN THE SECTION IN THE FUND'S PROSPECTUS ENTITLED "SHAREHOLDER SERVICES -- DREYFUS DIVIDEND OPTIONS".
        Dreyfus Dividend Sweep enables you to invest automatically dividends or dividends and capital gain distributions, if any, paid by the Fund in (a) shares (however the same may be named) of certain other funds in The Dreyfus Family of Funds; and (b) shares of other funds specified from time to time, of which you are currently a shareholder.
        THE FOLLOWING INFORMATION SUPPLEMENTS AND SUPERSEDES ANY CONTRARY INFORMATION CONTAINED IN THE FUND'S PROSPECTUS AND SPECIFICALLY IN THE SECTIONS ENTITLED "HOW TO BUY FUND SHARES" AND "HOW TO REDEEM FUND SHARES":
    Shares of the Fund may be purchased or redeemed by telephone using the Dreyfus TELETRANSFER Privilege.
    THE SIXTH PARAGRAPH ON PAGE ONE OF THE FUND'S PROSPECTUS AS WELL AS THE THIRD PARAGRAPH CONTAINED IN THE SECTION IN THE FUND'S PROSPECTUS ENTITLED "HOW TO BUY FUND SHARES -- GENERAL" ARE DELETED IN THEIR ENTIRETY.
                                                        313/713s020196